21. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019 [1]	Dec. 31, 2018
Disclosure of taxes payable [line items]
Current taxes payable		R$ 506
Non current Taxes payable		263
Total tax payable		769
Pasep and Cofins taxes to be reimbursed to customers		4,018
Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable			R$ 411	[1]	R$ 453	R$ 453
Non current Taxes payable			227	[1]	R$ 249	249
Total tax payable			638
Pasep and Cofins taxes to be reimbursed to customers			4,193
ICMS [member]
Disclosure of taxes payable [line items]
Current taxes payable		112
ICMS [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable			112			168
COFINS [member]
Disclosure of taxes payable [line items]
Current taxes payable	[2]	184
Non current Taxes payable	[3]	216
COFINS [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable	[2]		177			182
Non current Taxes payable	[3]		186			206
PIS/PASEP [member]
Disclosure of taxes payable [line items]
Current taxes payable	[2]	41
Non current Taxes payable	[3]	47
PIS/PASEP [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable	[2]		39			39
Non current Taxes payable	[3]		40			43
INSS [member]
Disclosure of taxes payable [line items]
Current taxes payable		29
INSS [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable			25			23
Others [member]
Disclosure of taxes payable [line items]
Current taxes payable	[4]	140
Others [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable	[4]		58			R$ 41
PIS/PASEP and COFINS [member]
Disclosure of taxes payable [line items]
Current taxes payable		448
Non current Taxes payable		R$ 3,570
PIS/PASEP and COFINS [member] | Restated [member]
Disclosure of taxes payable [line items]
Current taxes payable
Non current Taxes payable			R$ 4,193

[1]	For further details of restatement of comparative balances, see Note 2.8
[2]	Includes Cofins and PIS/Pasep recognized in current liability includes the deferred taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.
[3]	The deferral of PIS/Pasep and Cofins taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.
[4]	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.